INVENTORY (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Total inventory	$ 62,083	$ 223,048	$ 39,075
Computers [Member]
Total inventory	13,127	6,881	13,522
Hasp Keys [Member]
Total inventory	3,547	3,581	633
Loop Player [Member]
Total inventory	$ 45,409	$ 212,586	$ 24,920